Fair Value of Short Term and Long Term Debt Excluding Capital Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 110,194	$ 113,271
Carrying Amount, Fair Value Disclosure | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	109,237	112,755
Estimate of Fair Value Measurement | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 118,216	$ 126,549